Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment revenues
Sales and other operating revenues		$ 298,756	$ 240,208	$ 183,008
Less: sales and other operating revenues between segments		0	0	0
Third party sales and other operating revenues		298,756	240,208	183,008
Earnings from joint ventures and associates – after interest and tax		3,753	2,507	1,960
Segment results
Replacement cost profit (loss) before interest and taxation		20,179	8,621	(2,027)
Inventory holding gains (losses)		(801)	853	1,597
Profit (loss) before interest and taxation		19,378	9,474	(430)
Finance costs	[1]	(2,528)	(2,074)	(1,675)
Net finance expense relating to pensions and other post-retirement benefits		(127)	(220)	(190)
Profit (loss) before taxation		16,723	7,180	(2,295)
Other income statement items
Depreciation, depletion and amortization		15,457	15,584	14,505
Charges for provisions, net of write-back of unused provisions, including change in discount rate		2,746	3,426	7,829
Segment assets
Investments in joint ventures and associates		26,320	24,985
Additions to non-current assetsb		14,640	17,452
US
Segment revenues
Third party sales and other operating revenues		98,066	83,269	65,132
Segment results
Replacement cost profit (loss) before interest and taxation		3,041	(266)	(8,311)
Other income statement items
Depreciation, depletion and amortization		5,170	5,571	5,323
Non-US
Segment revenues
Third party sales and other operating revenues		200,690	156,939	117,876
Segment results
Replacement cost profit (loss) before interest and taxation		17,138	8,887	6,284
Other income statement items
Depreciation, depletion and amortization		10,287	10,013	9,182
Reportable segments | Upstream
Segment revenues
Sales and other operating revenues		56,399	45,440	33,188
Less: sales and other operating revenues between segments		(28,565)	(24,179)	(17,581)
Third party sales and other operating revenues		27,834	21,261	15,607
Earnings from joint ventures and associates – after interest and tax		951	930	723
Segment results
Replacement cost profit (loss) before interest and taxation		14,328	5,221	574
Inventory holding gains (losses)		(6)	8	60
Profit (loss) before interest and taxation		14,322	5,229	634
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		355	220	352
Segment assets
Investments in joint ventures and associates		12,785	12,093
Additions to non-current assetsb		11,533	14,500
Reportable segments | Upstream | US
Other income statement items
Depreciation, depletion and amortization		4,211	4,631	4,396
Reportable segments | Upstream | Non-US
Other income statement items
Depreciation, depletion and amortization		8,907	8,637	7,835
Reportable segments | Downstream
Segment revenues
Sales and other operating revenues		270,689	219,853	167,683
Less: sales and other operating revenues between segments		(574)	(1,800)	(1,291)
Third party sales and other operating revenues		270,115	218,053	166,392
Earnings from joint ventures and associates – after interest and tax		589	674	608
Segment results
Replacement cost profit (loss) before interest and taxation		6,940	7,221	5,162
Inventory holding gains (losses)		(862)	758	1,484
Profit (loss) before interest and taxation		6,078	7,979	6,646
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		834	304	758
Segment assets
Investments in joint ventures and associates		2,772	2,349
Additions to non-current assetsb		2,862	2,677
Reportable segments | Downstream | US
Other income statement items
Depreciation, depletion and amortization		900	875	856
Reportable segments | Downstream | Non-US
Other income statement items
Depreciation, depletion and amortization		1,177	1,141	1,094
Reportable segments | Rosneft
Segment revenues
Sales and other operating revenues		0	0	0
Less: sales and other operating revenues between segments		0	0	0
Third party sales and other operating revenues		0	0	0
Earnings from joint ventures and associates – after interest and tax		2,283	922	647
Segment results
Replacement cost profit (loss) before interest and taxation		2,221	836	590
Inventory holding gains (losses)		67	87	53
Profit (loss) before interest and taxation		2,288	923	643
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		0	0	0
Segment assets
Investments in joint ventures and associates		10,074	10,059
Additions to non-current assetsb		0	0
Reportable segments | Rosneft | US
Other income statement items
Depreciation, depletion and amortization		0	0	0
Reportable segments | Rosneft | Non-US
Other income statement items
Depreciation, depletion and amortization		0	0	0
Other businesses and corporate
Segment revenues
Sales and other operating revenues		1,678	1,469	1,667
Less: sales and other operating revenues between segments		(871)	(575)	(658)
Third party sales and other operating revenues		807	894	1,009
Earnings from joint ventures and associates – after interest and tax		(70)	(19)	(18)
Segment results
Replacement cost profit (loss) before interest and taxation		(3,521)	(4,445)	(8,157)
Inventory holding gains (losses)		0	0	0
Profit (loss) before interest and taxation		(3,521)	(4,445)	(8,157)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		1,557	2,902	6,719
Segment assets
Investments in joint ventures and associates		689	484
Additions to non-current assetsb		245	275
Other businesses and corporate | US
Other income statement items
Depreciation, depletion and amortization		59	65	71
Other businesses and corporate | Non-US
Other income statement items
Depreciation, depletion and amortization		203	235	253
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues		(30,010)	(26,554)	(19,530)
Less: sales and other operating revenues between segments		30,010	26,554	19,530
Third party sales and other operating revenues		0	0	0
Earnings from joint ventures and associates – after interest and tax		0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation		211	(212)	(196)
Inventory holding gains (losses)		0	0	0
Profit (loss) before interest and taxation		211	(212)	(196)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate		0	0	0
Segment assets
Investments in joint ventures and associates		0	0
Additions to non-current assetsb		0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization		0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization		$ 0	$ 0	$ 0

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.